Stock-Based Compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ShareBasedCompensationPlan shares	Dec. 31, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | ShareBasedCompensationPlan	3
Compensation cost | $	$ 246	$ 122
Total income tax (expense) benefit | $	$ 84	$ 35
Shares cancelled or forfeited	3,190
Shares Granted	0	0
Shares, Vested	157,172
2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	100,000
2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	347,115
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods exercisable from date of grant	10 years
Stock Options [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	38,778
Stock Options [Member] | 2009 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	200,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be issued	215,500	292,000
Unrecognized compensation cost | $	$ 918	$ 642
Restricted Stock [Member] | 1999 Stock-Based Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	15,511
Restricted Stock [Member] | 2003 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	30,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years